UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22698

KraneShares Trust

(Exact name of registrant as specified in charter)

280 Park Avenue, 32nd Floor

New York, New York 10017

(Address of principal executive offices) (Zip code)

Jonathan Krane

KraneShares Trust

280 Park Avenue, 32nd Floor

New York, New York 10017

(Name and address of agent for service)

Copy to:

Stacy L. Fuller

K&L Gates LLP

1601 K Street NW

Washington, DC 20006-1600

Registrant’s telephone number, including area code: (212) 933-0393

Date of fiscal year end: March 31, 2024

Date of reporting period: March 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended (the “Act”) [17 CFR § 270.30e-1], is attached hereto.

Annual Report KraneShares China Internet and Covered Call Strategy ETF KraneShares 90% KWEB Defined Outcome January 2026 ETF KraneShares 100% KWEB Defined Outcome January 2026 ETF March 31, 2024

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the Commission’s website at https://www.sec.gov.

A description of the policies and procedures that KraneShares Trust uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month year ended June 30, are available (i) without charge, upon request, by calling 855-857-2638; and (ii) on the Commission’s website at https://www.sec.gov.

Fund shares may only be purchased or redeemed from a Fund in Creation Unit aggregations. Investors who cannot transact in Creation Units of a Fund’s shares must buy or sell Fund shares in the secondary market at their market price, which may be at a premium or discount to a Fund’s net asset value, with the assistance of a broker. In doing so, the investor may incur brokerage commissions and may pay more than net asset value when buying Fund shares and receive less than net asset value when selling Fund shares.

Shareholder Letter (Unaudited)

Dear Shareholders:

We are pleased to provide you with the Annual Report for the following exchange-traded fund series of the KraneShares Trust:

●	KraneShares China Internet & Covered Call Strategy ETF (KLIP)

●	KraneShares 90% KWEB Defined Outcome January 2026 ETF (KBUF)

●	KraneShares 100% KWEB Defined Outcome January 2026 ETF (KPRO)

Together, KLIP, KBUF and KPRO comprise the Trust’s Options Suite (the “Funds”).

For the 12-month period ended March 31, 2024 (“Period”), unless otherwise indicated, the Funds delivered the following returns:

Fund	NAV Return (%)**		Market Price Return (%)**		Morningstar Peer Group Median Return (%)**
KLIP	14.27		14.14		-17.56	(1)
KBUF	2.52	*	2.80	*	17.39	(2)
KPRO	0.84	*	1.24	*	17.39	(2)

*	Return since Fund inception on February 7, 2024.
**	Total return, assuming dividend reinvestment.
(1)	The Morningstar US ETF China Region portfolios invest almost exclusively in stocks from China, Taiwan, and Hong Kong. These portfolios invest at least 70% of total assets in equities and invest at least 75% of equity assets in one specific region or a combination of China and/or Taiwan.
(2)	The Morningstar US ETF Options Trading portfolios have the use of options as a central component of their investment strategies. These ETFs may use a variety of strategies, including, but not limited to put writing, covered call writing, option spread, options-based hedged equity, and collar strategies. They may seek to generate a portion of their returns, either directly or indirectly, from a volatility risk premium.

At Krane Fund Advisors LLC, the investment adviser to the Funds (“Adviser”), we believe the development of China’s capital markets represents a long-term value proposition for investors. China’s internet and e-commerce sector, in particular, has become the engine for China’s consumer economy. Each of the Funds in the Options Suite is designed to provide investors with exposure to China internet securities by investing in, or obtaining exposures, to the KraneShares CSI China Internet ETF (KWEB). During the Period, KWEB and China internet stocks generally underperformed US internet and technology equities, such as Nvidia and other US companies that benefitted from investor positioning around artificial intelligence (“AI”). China internet companies were mostly left out of these AI-driven flows. In addition, uncertainty around China’s growth trajectory during the Period negatively impacted the performance of China internet stocks. The performance of KWEB and, more broadly, China internet stocks adversely impacted the Funds (except for KPRO and KBUF, whose January launches were followed by positive performance for the remainder of the Period).

Despite share price declines during the Period, we continue to be optimistic about China internet companies for several reasons. Such companies continued to grow their revenues during the Period and, in some cases, their profitability. Furthermore, many such companies announced 2024 Q4

Shareholder Letter (Unaudited) (concluded)

earnings that beat analyst estimates, reflecting increased Chinese consumer activity surrounding the 11/11 shopping festival. The festival is akin to “Black Friday” in the US, and it resulted in a surge in domestic tourism, event ticketing, and dining.

The Funds in our Options Suite are designed to provide investors, who have varied risk tolerances for investing in China, with strategies to gain exposure to the growth potential of China’s internet and e-commerce sector in a risk-managed way that suits their investment profile. Below, we explain in greater detail the investment objective of each of these Funds and their performance during the Period.

Thank you for investing with us.*

Jonathan Krane, CEO

March 31, 2024

*	Since shares of a Fund did not trade in the secondary market until after the Fund’s inception date shown below in the “Management Discussion of Fund Performance”, for the period from inception date to the first day of secondary market trading in shares of the Fund, the net asset value of the Fund is used as a proxy for the secondary market trading price to calculate market price returns.

Management Discussion of Fund Performance (Unaudited)

KraneShares China Internet and Covered Call Strategy ETF

KLIP seeks to provide current income by following a “covered call” strategy. The Fund buys shares of the KWEB and “writes” or “sells” corresponding call options on KWEB. KWEB seeks to provide investment results that, before expenses and fees, correspond generally to the price and yield performance of the CSI Overseas China Internet Index, which is designed to measure the performance of the investable universe of publicly traded China-based companies whose primary business or businesses are in the Internet and Internet-related sectors, as defined by the index sponsor, China Securities Index Co., Ltd.

During the Period, the value of the Fund’s investment in KWEB declined for the reasons discussed above. However, due to heightened volatility in China internet stocks and volatility premia around such stocks, which benefitted the Fund when selling call options on KWEB, KLIP was able to provide shareholders with significant current income that helped it offset losses on its KWEB position. By the end of the Period, the NAV of the Fund increased by 14.27%.

Growth of a $10,000 Investment‡

(at Net Asset Value)‡

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED MARCH 31, 2024*

	One Year Return			Annualized Inception to Date
	Net Asset Value	Market Price^		Net Asset Value		Market Price^
KraneShares China Internet and Covered Call Strategy ETF	14.27%	14.14	%‡	8.30	%‡	8.26	%‡
MSCI China All Shares Index**	N/A	-16.63	%‡	N/A		-16.33	%‡
CSI Overseas China Internet Index	N/A	-14.44	%‡	N/A		-18.91	%‡

*	The Fund’s inception date was on January 11, 2023.
**	As of May 2024, this index replaced the prior index as the primary broad-based securities market index in order to satisfy a change in regulatory requirements.
‡	Unaudited.
^	Beginning December 23, 2020, market price returns are based on the official closing price of an ETF share or, if it more accurately reflects the market value of an ETF share at the time as of which the ETF calculates current NAV per share, the midpoint between the national best bid and national best offer (“NBBO”) as of that time. Prior to that date, market price returns were based on the midpoint between the Bid and Ask price. NAVs are calculated using prices as of 4:00 PM Eastern Time.

Management Discussion of Fund Performance (Unaudited) (continued)

KraneShares China Internet and Covered Call Strategy ETF (continued)

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, shares may be worth less than their original cost. Current performance may be lower or higher than the performance data quoted. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. For performance data current to the most recent month end, please call 855-857-2638 or visit www.kraneshares.com. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. As stated in the Fund’s prospectus, the Fund’s operating expense ratio is 0.95%, which includes fees and expenses incurred indirectly as a result of investments in underlying Funds. Please note that one cannot invest directly in an unmanaged index. There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities. For further information on the Fund’s objectives, risks, and strategies, see the Fund’s prospectus. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Management Discussion of Fund Performance (Unaudited) (continued)

KraneShares 90% KWEB Defined Outcome January 2026 ETF

KBUF seeks to match the market price return of KWEB to a predetermined cap of 41.20%, before fees and expenses, with a 90% downside buffer over the Outcome Period, from February 8, 2024 to January 16, 2026. KWEB seeks to provide investment results that, before expenses and fees, correspond generally to the price and yield performance of the CSI Overseas China Internet Index, which is designed to measure the performance of the investable universe of publicly traded China-based companies whose primary business or businesses are in the Internet and Internet-related sectors, as defined by the index sponsor, China Securities Index Co., Ltd.

The Fund’s inception date was on February 7, 2024. From that time, through the end of its fiscal year on March 31, 2024, the Fund advanced modestly, largely due to KWEB’s performance during that period, which was bolstered by various China internet companies announcing earnings that beat analyst estimates. The NAV of the Fund increased by 2.52% during that time.

Growth of a $10,000 Investment‡

(at Net Asset Value)‡

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED MARCH 31, 2024*

	Cumulative Inception to Date
	Net Asset	Market
	Value	Price^
KraneShares 90% KWEB Defined Outcome January 2026 ETF	2.52%	2.80	%‡
MSCI China All Shares	N/A	4.85	%‡
CSI Overseas China Internet Index	N/A	7.28	%‡

*	The Fund’s inception date was on February 7, 2024.
‡	Unaudited.
^	Market price returns are based on the official closing price of an ETF share or, if it more accurately reflects the market value of an ETF share at the time as of which the ETF calculates current NAV per share, the midpoint between the national best bid and national best offer (“NBBO”) as of that time.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, shares may be worth less than their original cost. Current performance may be lower or higher than the performance data quoted. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. For performance data current to the most recent month end, please call 855-857-2638 or visit www.kraneshares.com. The Fund’s

Management Discussion of Fund Performance (Unaudited) (continued)

KraneShares 90% KWEB Defined Outcome January 2026 ETF (continued)

performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. As stated in the Fund’s prospectus, the Fund’s operating expense ratio is 0.95%. Please note that one cannot invest directly in an unmanaged index. There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities. For further information on the Fund’s objectives, risks, and strategies, see the Fund’s prospectus. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Management Discussion of Fund Performance (Unaudited) (continued)

KraneShares 100% KWEB Defined Outcome January 2026 ETF

KPRO seeks to match the market price return of KWEB to a predetermined cap of 22.69%, before fees and expenses, with a 100% downside buffer over the Outcome Period, from February 8, 2024 to January 16, 2026. KWEB seeks to provide investment results that, before expenses and fees, correspond generally to the price and yield performance of the CSI Overseas China Internet Index, which is designed to measure the performance of the investable universe of publicly traded China-based companies whose primary business or businesses are in the Internet and Internet-related sectors, as defined by the index sponsor, China Securities Index Co., Ltd.

The Fund’s inception date was on February 7, 2024. From that time, through the end of its fiscal year on March 31, 2024, the Fund advanced modestly, largely due to KWEB’s performance during that period, which was bolstered by various China internet companies announcing earnings that beat analyst estimates. The NAV of the Fund increased by 0.84% during that time.

Growth of a $10,000 Investment‡

(at Net Asset Value)‡

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED MARCH 31, 2024*

	Cumulative Inception to Date
	Net Asset	Market
	Value	Price^
KraneShares 100% KWEB Defined Outcome January 2026 ETF	0.84%	1.24	%‡
MSCI China All Shares	N/A	4.85	%‡
CSI Overseas China Internet Index	N/A	7.28	%‡

*	The Fund’s inception date was on February 7, 2024.
‡	Unaudited.
^	Market price returns are based on the official closing price of an ETF share or, if it more accurately reflects the market value of an ETF share at the time as of which the ETF calculates current NAV per share, the midpoint between the national best bid and national best offer (“NBBO”) as of that time.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, shares may be worth less than their original cost. Current performance may be lower or higher than the performance data quoted. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. For performance data current to the most recent month end, please call 855-857-2638 or visit www.kraneshares.com. The Fund’s

Management Discussion of Fund Performance (Unaudited) (continued)

KraneShares 100% KWEB Defined Outcome January 2026 ETF (continued)

performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. As stated in the Fund’s prospectus, the Fund’s operating expense ratio is 0.95%. Please note that one cannot invest directly in an unmanaged index. There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities. For further information on the Fund’s objectives, risks, and strategies, see the Fund’s prospectus. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Schedule of Investments March 31, 2024

KraneShares China Internet and Covered Call Strategy ETF

	Shares	Value
EXCHANGE - TRADED FUND — 102.5%
KraneShares CSI China Internet ETF(A)	6,388,612	$167,701,065
TOTAL EXCHANGE - TRADED FUND (Cost $163,961,493)		167,701,065

SHORT-TERM INVESTMENT — 0.4%
State Street Institutional U.S. Government Money Market Fund, Cl Premier, 5.260%(B)	704,893	704,893
TOTAL SHORT-TERM INVESTMENT (Cost $704,893)		704,893

TOTAL INVESTMENTS —102.9% (Cost $164,666,386)		168,405,958
OTHER ASSETS LESS LIABILITIES – (2.9)%		(4,804,886)
NET ASSETS - 100%		$163,601,072

WRITTEN OPTIONS — (3.9)% (Premiums Received $(6,982,927))		$(6,331,061)

(A)	Affiliated Investment.
(B)	The rate shown is the 7-day effective yield as of March 31, 2024.

A list of open option contracts held by the Fund at March 31, 2024 was as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Market Value
WRITTEN OPTIONS — (3.9)%
Call Options
KWEB US*	(420)	(1,102,500)	$24.62	04/05/24	$(71,837)
KWEB US*	(2,240)	(5,880,000)	25.35	04/05/24	(231,459)
KWEB US*	(9,930)	(26,066,250)	25.99	04/05/24	(527,084)
KWEB US*	(16,630)	(43,653,750)	24.97	04/12/24	(2,471,052)
KWEB US*	(9,730)	(25,541,250)	26.31	04/19/24	(695,890)
KWEB US*	(414)	(1,086,750)	26.44	04/19/24	(27,084)
KWEB US*	(828)	(2,173,500)	27.11	04/19/24	(33,518)
KWEB US*	(1,088)	(2,856,000)	26.05	04/26/24	(106,744)
KWEB US*	(1,410)	(3,701,250)	26.09	04/26/24	(135,275)
KWEB US*	(6,520)	(17,115,000)	26.22	04/26/24	(581,062)
KWEB US*	(1,380)	(3,622,500)	26.59	04/26/24	(98,918)
KWEB US*	(816)	(2,142,000)	26.08	05/03/24	(90,658)
KWEB US*	(12,480)	(32,760,000)	26.25	05/03/24	(1,260,480)
Total Written Options					(6,331,061)

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2024

KraneShares China Internet and Covered Call Strategy ETF (concluded)

*	KraneShares CSI China Internet ETF.

As of March 31, 2024, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

Transactions with affiliated companies during the period ended March 31, 2024 are as follows:

Value as of 3/31/2023	Purchases at Cost	Proceeds from Sale	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value as of 3/31/2024	Dividend Income	Capital Gain Distributions
KraneShares CSI China Internet ETF
$5,642,645	$539,556,915	$(365,935,187)	$4,067,603	$(15,630,911)	$167,701,065	$1,980,604	$—

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2024

KraneShares 90% KWEB Defined Outcome January 2026 ETF

	Shares	Value
EXCHANGE - TRADED FUND — 104.5%
KraneShares CSI China Internet ETF(A)	102,000	$2,677,500
TOTAL EXCHANGE - TRADED FUND (Cost $2,490,840)		2,677,500

PURCHASED OPTION — 8.2%
TOTAL PURCHASED OPTION (Cost $299,907)		210,069

TOTAL INVESTMENTS — 112.7% (Cost $2,790,747)		2,887,569
OTHER ASSETS LESS LIABILITIES – (12.7)%		(324,418)
NET ASSETS - 100%		$2,563,151

WRITTEN OPTIONS — (12.7)% (Premiums Received $(293,730))		$(326,614)

(A)	Affiliated Investment.

A list of open option contracts held by the Fund at March 31, 2024 was as follows:

	Number of	Notional	Exercise	Expiration	Market
Description	Contracts	Amount	Price	Date	Value
PURCHASED OPTION — 8.2%
Put Options
KWEB US	1,020	$2,677,500	$21.98	01/16/26	$210,069

WRITTEN OPTION — (12.7)%
Call Options
KWEB US*	(1,020)	$(2,677,500)	34.48	01/16/26	(326,614)

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2024

KraneShares 90% KWEB Defined Outcome January 2026 ETF (concluded)

As of March 31, 2024, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

Transactions with affiliated companies during the period ended March 31, 2024 are as follows:

Value as of 2/8/2024	Purchases at Cost	Proceeds from Sale	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value as of 3/31/2024	Dividend Income	Capital Gain Distributions
KraneShares CSI China Internet ETF
$—	$2,490,840	$—	$186,660	$—	$2,677,500	$—	$—

Amounts designated as “—” are $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2024

KraneShares 100% KWEB Defined Outcome January 2026 ETF

	Shares	Value
EXCHANGE - TRADED FUND — 106.2%
KraneShares CSI China Internet ETF(A)	102,000	$2,677,500
TOTAL EXCHANGE - TRADED FUND (Cost $2,490,840)		2,677,500

PURCHASED OPTION — 12.0%
TOTAL PURCHASED OPTION (Cost $401,907)		302,155

TOTAL INVESTMENTS — 118.2% (Cost $2,892,747)		2,979,655
OTHER ASSETS LESS LIABILITIES – (18.2)%		(458,716)
NET ASSETS - 100%		$2,520,939

WRITTEN OPTIONS — (18.3)% (Premiums Received $(395,729))		$(460,948)

(A)	Affiliated Investment.

A list of open option contracts held by the Fund at March 31, 2024 was as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Market Value
PURCHASED OPTION — 12.0%
Put Options
KWEB US	1,020	$2,677,500	$24.42	01/19/26	$302,155

WRITTEN OPTION — (18.3)%
Call Options
KWEB US*	(1,020)	(2,677,500)	$29.96	01/19/26	(460,948)

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2024

KraneShares 100% KWEB Defined Outcome January 2026 ETF (concluded)

As of March 31, 2024, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

Transactions with affiliated companies during the period ended March 31, 2024 are as follows:

Value as of 2/8/2024	Purchases at Cost	Proceeds from Sale	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value as of 3/31/2024	Dividend Income	Capital Gain Distributions
KraneShares CSI China Internet ETF
$—	$2,490,840	$—	$186,660	$—	$2,677,500	$—	$—

Amounts designated as “—” are $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2024

Glossary (abbreviations which may be used in preceding Schedule of Investments):

Portfolio Abbreviations

Cl — Class

ETF — Exchange-Traded Fund

Statements of Assets and Liabilities

March 31, 2024

	KraneShares China Internet and Covered Call Strategy ETF	KraneShares 90% KWEB Defined Outcome January 2026 ETF	KraneShares 100% KWEB Defined Outcome January 2026 ETF
Assets:
Investments at Value	$704,893	$210,069	$302,155
Affiliated Investments at Value	167,701,065	2,677,500	2,677,500
Cash and Cash Equivalents	150,207	2,759	2,787
Receivable for Investment Securities Sold	34,177,332	—	—
Dividend and Interest Receivable	17,517	—	—
Total Assets	202,751,014	2,890,328	2,982,442

Liabilities:
Written Options at Value	6,331,061	326,614	460,948
Payable for Investment Securities Purchased	32,784,960	—	—
Payable for Management Fees	32,524	539	531
Payable for Trustees’ Fees	1,397	24	24
Total Liabilities	39,149,942	327,177	461,503
Net Assets	$163,601,072	$2,563,151	$2,520,939

Net Assets Consist of:
Paid-in Capital	$176,942,943	$2,500,050	$2,500,050
Total Distributable Earnings/(Loss)	(13,341,871)	63,101	20,889
Net Assets	$163,601,072	$2,563,151	$2,520,939
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	11,250,002	100,002	100,002
Net Asset Value, Offering and Redemption Price Per Share	$14.54	$25.63	$25.21
Cost of Investments	$704,893	$299,907	$401,907
Cost of Affiliated Investments	163,961,493	2,490,840	2,490,840
Written Options, Premiums Received	6,982,927	293,730	395,729

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the Year or Period Ended March 31, 2024

	KraneShares China Internet and Covered Call Strategy ETF	KraneShares 90% KWEB Defined Outcome January 2026 ETF(1)	KraneShares 100% KWEB Defined Outcome January 2026 ETF(1)
Investment Income:
Dividend from Affiliated Investment	$1,980,604	$—	$—
Interest Income	84,105	85	112
Total Investment Income	2,064,709	85	112

Expenses:
Management Fees†	201,743	898	888
Trustees’ Fees	8,972	24	24
Insurance Expense	48	—	—
Total Expenses	210,763	922	912
Net Investment Income (Loss)	1,853,946	(837)	(800)

Net Realized Gain (Loss) on:
Affiliated Investments	(15,630,911)	—	—
Foreign Currency Translations	(389)	—	—
Written Options	21,808,894	—	—
Net Realized Gain	6,177,594	—	—

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	—	(89,838)	(99,752)
Affiliated Investments	4,067,603	186,660	186,660
Written Options	851,913	(32,884)	(65,219)
Net Change in Unrealized Appreciation (Depreciation)	4,919,516	63,938	21,689
Net Realized and Unrealized Gain	11,097,110	63,938	21,689
Net Increase in Net Assets Resulting from Operations	$12,951,056	$63,101	$20,889

†	See Note 4 in Notes to Financial Statements.
(1)	The Fund’s inception date was on February 7, 2024.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares China Internet and Covered Call Strategy ETF
	Year Ended March 31, 2024	Period Ended March 31, 2023(1)
Operations:
Net Investment Income (Loss)	$1,853,946	$(1,113)
Net Realized Gain	6,177,594	395,952
Net Change in Unrealized Appreciation (Depreciation)	4,919,516	(528,078)
Net Increase (Decrease) in Net Assets Resulting from Operations	12,951,056	(133,239)
Distributions	(24,792,799)	(395,952)
Return of Capital	(20,258,230)	(139,051)

Capital Share Transactions:(2)
Issued	238,876,549	5,982,226
Redeemed	(48,489,488)	—
Increase in Net Assets from Capital Share Transactions	190,387,061	5,982,226
Total Increase in Net Assets	158,287,088	5,313,984

Net Assets:
Beginning of Year/Period	5,313,984	—
End of Year/Period	$163,601,072	$5,313,984

Share Transactions:
Issued	13,900,000	250,002
Redeemed	(2,900,000)	—
Net Increase in Shares Outstanding from Share Transactions	11,000,000	250,002

(1)	The Fund’s inception date was on January 11, 2023.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

KraneShares 90% KWEB Defined Outcome January 2026 ETF
Period Ended March 31, 2024(1)
Operations:
Net Investment Loss	$(837)
Net Change in Unrealized Appreciation (Depreciation)	63,938
Net Increase in Net Assets Resulting from Operations	63,101

Capital Share Transactions:(2)
Issued	2,500,050
Increase in Net Assets from Capital Share Transactions	2,500,050
Total Increase in Net Assets	2,563,151

Net Assets:
Beginning of Period	—
End of Period	$2,563,151

Share Transactions:
Issued	100,002
Net Increase in Shares Outstanding from Share Transactions	100,002

(1)	The Fund’s inception date was on February 7, 2024.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (concluded)

KraneShares 100% KWEB Defined Outcome January 2026 ETF
Period Ended March 31, 2024(1)
Operations:
Net Investment Loss	$(800)
Net Change in Unrealized Appreciation (Depreciation)	21,689
Net Increase in Net Assets Resulting from Operations	20,889

Capital Share Transactions:(2)
Issued	2,500,050
Increase in Net Assets from Capital Share Transactions	2,500,050
Total Increase in Net Assets	2,520,939

Net Assets:
Beginning of Period	—
End of Period	$2,520,939

Share Transactions:
Issued	100,002
Net Increase in Shares Outstanding from Share Transactions	100,002

(1)	The Fund’s inception date was on February 7, 2024.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

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Financial Highlights

Selected Per Share Data & Ratios

For the Years/Periods Ended March 31

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Return of Capital ($)
KraneShares China Internet and Covered Call Strategy ETF
2024	21.26	0.38	1.84	2.22	(4.92)	(4.02)
2023(1)	25.00	(0.01)	(0.91)	(0.92)	(2.09)	(0.73)
KraneShares 90% KWEB Defined Outcome January 2026 ETF
2024(2)	25.00	(0.01)	0.64	0.63	—	—
KraneShares 100% KWEB Defined Outcome January 2026 ETF
2024(2)	25.00	(0.01)	0.22	0.21	—	—

*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Excludes effects of standard creation and redemption transaction fees associated with creation units.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(1)	The Fund’s inception date was on January 11, 2023.
(2)	The Fund’s inception date was on February 7, 2024.

The accompanying notes are an integral part of the financial statements.

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Expenses to Average Net Assets (Excluding Waivers, as applicable) (%)	Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover (%)

(8.94)	14.54	14.27	163,601	0.26‡	0.26‡	2.30	347
(2.82)	21.26	(3.56)	5,314	0.26†‡	0.26†‡	(0.14)†	—	††

—	25.63	2.52	2,563	0.26†‡	0.26†‡	(0.23)†	—	††

—	25.21	0.84	2,521	0.26†‡	0.26†‡	(0.23)†	—	††

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

1. ORGANIZATION

KraneShares Trust (the “Trust”) is a Delaware Statutory Trust formed on February 3, 2012. The Trust is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of March 31, 2024, the Trust had twenty-eight operational series. The financial statements herein and the related notes pertain to the following 3 series: KraneShares China Internet and Covered Call Strategy ETF, KraneShares 90% KWEB Defined Outcome January 2026 ETF and KraneShares 100% KWEB Defined Outcome January 2026 ETF (each, a “Fund” and collectively, the “Funds”). All Funds are non-diversified Funds, as defined under Section 5(b)(1) of the Investment Company Act. Krane Funds Advisors, LLC (“Krane” or the “Adviser”), a Delaware limited liability company, serves as the investment adviser for the Funds and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Funds, the Funds’ business affairs and other administrative matters. The Adviser may use sub-advisers (each, a “Sub-Adviser” or collectively, the “Sub-Advisers”) to perform the day-to-day management of the Funds.

China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited owns a majority stake in Krane. As of March 31, 2024, Central Huijin Investment Limited, a mainland Chinese-domiciled entity, and HKSCC Nominees Limited, held approximately 40.1% and 39.4%, respectively, of the shares of China International Capital Corporation Limited. Central Huijin Investment Limited is a wholly-owned subsidiary of China Investment Corporation, which is a mainland Chinese sovereign wealth fund. KFA One Holdings, LLC, located at 280 Park Avenue 32nd Floor, New York, New York, 10017, holds the remaining equity interests in Krane and Jonathan Krane, through his equity interests in KFA One Holdings, LLC, beneficially owns more than 10% of the equity interests in Krane.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for Fund shares (“Shares”) may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 25,000 Shares or multiples thereof, called “Creation Units”. This does not mean, however, that individual investors will be able to redeem and purchase Shares directly with the series of the Trust. Only Authorized Participants can redeem and purchase Creation Units of Shares directly. Each Fund will issue and redeem Shares for a basket of securities and/or a balancing cash amount. Individual shares trade in the secondary market at market prices that change throughout the day.

At March 31, 2024 all shares issued by the Funds were in Creation Unit aggregations to Authorized Participants through primary market transactions (e.g., transactions directly with the Funds). However, the individual shares that make up those Creation Units are traded on the Exchange (e.g., secondary market transactions). Some of those individual shares have been bought and sold by persons that are not Authorized Participants. Each Authorized Participant has entered into an agreement with the Funds’ Distributor.

KraneShares China Internet and Covered Call Strategy ETF seeks to provide current income.

KraneShares 90% KWEB Defined Outcome January 2026 ETF seeks to provide investors with returns that match the total return of the KraneShares CSI China Internet ETF (“Underlying ETF”) of increases of up to 41.20% of the Underlying ETF (prior to taking into account any fees or expenses) (“Cap”) while providing a Buffer against 90% of decreases in the total return of the Underlying ETF (prior to taking into account any fees or expenses) (“Buffer”), over the period from February 8, 2024 to January 16, 2026 (the “initial Outcome Period”).

Notes to Financial Statements (continued)

KraneShares 100% KWEB Defined Outcome January 2026 ETF seeks to provide investors with returns that match the total return of the Underlying ETF of increases of up to 22.69% of the Underlying ETF (prior to taking into account any fees or expenses) (“Cap”) while providing a Buffer against 100% of decreases in the total return of the Underlying ETF (prior to taking into account any fees or expenses) (“Buffer”), over the period from February 8, 2024 to January 16, 2026 (the “initial Outcome Period”).

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

SECURITY VALUATION — The NAV per share of each Fund is computed by dividing the value of the net assets of a Fund (i.e., the value of its total assets less total liabilities and withholdings) by the total number of shares of a Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining NAV. The NAV per share for each Fund normally is calculated by the Administrator (as defined below) and determined as of the regularly scheduled close of normal trading on each day that the NYSE is scheduled to be open for business (normally 4:00 p.m., Eastern Time). Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

Securities listed on a securities exchange (i.e., exchange-traded equity securities), market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued by independent pricing agents at the last reported sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at the time as of which the Fund’s NAV is calculated if a security’s exchange is normally open at that time). If there is no such reported sale, such securities are valued at the most recently reported bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain bid and ask prices from two broker-dealers who make a market in the portfolio instrument and determines the average of the two.

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

Notes to Financial Statements (continued)

The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. The exchange rates used for valuation are captured as of the close of the London Stock Exchange each day normally at 4:00 p.m. Greenwich Mean Time.

The value of a swap contract is equal to the obligation (or rights) under the swap contract, which will generally be equal to the net amounts to be paid or received under the contract based upon the relative values of the positions held by each party to the contract as determined by the applicable independent, third party pricing agent.

Exchange-traded options, except as discussed below for FLEX options, are valued at the closing price in the market in which they are principally traded. If no closing price is available, exchange-traded options are valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. Over-the-counter (“OTC”) options are valued based upon prices determined by the applicable independent, third party pricing agent. FLEX (short for flexible) options are normally valued using a model-based price provided by a third-party pricing vendor. On days when a trade in a FLEX option occurs, the trade price will be used to value such FLEX options in lieu of the model price.

Futures are valued at the settlement price established by the board of trade on which they are traded. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate and the 30-, 60-, 90- and 180-day forward rates provided by an independent pricing agent. As of and during the year ended March 31, 2024, the Funds did not hold swaps or foreign currency forward contracts.

On certain days, the settlement price for futures may not be available at the time the Fund calculates its NAV. On such days, the best available price (which is typically the last trade price) may be used to value futures.

Investments in open-end investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end investment companies that trade on an exchange are valued in the same manner as other exchange-traded equity securities (described above).

Investments for which market prices are not “readily available,” or are not deemed to reflect current market values, or are debt securities where no evaluated price is available from third-party pricing agents pursuant to established methodologies, are fair valued in accordance with the Adviser’s valuation policies and procedures approved by the Board. Some of the more common reasons that may necessitate that a security be valued using “fair value” pricing may include, but are not limited to: the security’s trading has been halted or suspended; the security’s primary trading market is temporarily closed; or the security has not been traded for an extended period of time.

In addition, a Fund may fair value its securities if an event that may materially affect the value of a Fund’s securities that trade outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector, country or region. Events that may be Significant Events may include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Krane becomes aware of a Significant Event that has occurred with respect to a portfolio instrument or group of portfolio instruments after the closing of the exchange or market on which the portfolio instrument or portfolio instruments principally trade, but before the time at which a Fund calculates its NAV, it will notify the Administrator and may request that an ad hoc meeting of the Fair Value Pricing Committee be called.

Notes to Financial Statements (continued)

With respect to trade-halted securities, the Adviser typically will fair value a trade-halted security by adjusting the security’s last market close price by the security’s sector performance, as measured by a predetermined index, unless Krane’s Fair Value Pricing Committee determines to make additional adjustments. Certain foreign securities exchanges have mechanisms in place that confine one day’s price movement in an individual security to a pre-determined price range based on that day’s opening price (“Collared Securities”). Fair value determinations for Collared Securities will generally be capped based on any applicable pre-determined “limit down” or “limit up” prices established by the relevant foreign securities exchange. As an example, China A-Shares can only be plus or minus ten percent in one day of trading in the relevant mainland China equity market. As a result, the fair value price determination on a given day will generally be capped plus or minus ten percent.

Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could actually be realized upon the sale of the security or that another fund that uses market quotations or its own fair value procedures to price the same securities.

Trading in securities on many foreign exchanges is normally completed before the close of business on each Business Day (a “Business Day”, as used herein, is any day on which the Exchange is open for business). In addition, securities trading in a particular country or countries may not take place on each Business Day or may take place on days that are not Business Days. Changes in valuations on certain securities may occur at times or on days on which a Fund’s NAV is not calculated and on which Fund shares do not trade and sales and redemptions of shares do not occur. As a result, the value of a Fund’s portfolio securities and the net asset value of its shares may change on days when share purchases or sales cannot occur.

Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. Transactions in Fund shares will be priced at NAV only if shares are purchased or redeemed directly from a Fund in Creation Units. No secondary sales will be made to brokers or dealers at concession by the Distributor or by a Fund. Purchases and sales of shares in the secondary market, which will not involve a Fund, will be subject to customary brokerage commissions and charges.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date.

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost).

Notes to Financial Statements (continued)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, broker quotes, fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, refer to each Fund’s Schedule of Investments.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute annually all or substantially all of its taxable income and gains to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of March 31, 2024, management of the Funds has reviewed all open tax years since inception and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded, net of any applicable withholding tax, on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Interest income is recognized on the accrual basis from the settlement date and includes the amortization of premiums and the accretion of discount calculated using the effective interest method.

Dividend income received from affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from affiliated funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of affiliated funds are on the basis of specific identification. See details on the Statements of Operations.

OPTIONS — The KraneShares China Internet and Covered Call Strategy ETF, KraneShares 90% KWEB Defined Outcome January 2026 ETF and KraneShares 100% KWEB Defined Outcome January 2026 ETF, writes (sells) at the money FLexible EXchange® call options (“FLEX options”) on the KraneShares CSI China Internet ETF (“Underlying Fund”). The KraneShares China Internet and Covered Call Strategy ETF, KraneShares 90% KWEB Defined Outcome January 2026 ETF

Notes to Financial Statements (continued)

and KraneShares 100% KWEB Defined Outcome January 2026 ETF will cover such options by holding the Underlying Fund. FLEX options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. Each FLEX option written will generally (i) have an expiration date greater than 30 days; (ii) have an exercise price generally at the prevailing market price of the Underlying Fund; and (iii) be traded on a national securities exchange. The KraneShares China Internet and Covered Call Strategy ETF, KraneShares 90% KWEB Defined Outcome January 2026 ETF and KraneShares 100% KWEB Defined Outcome January 2026 ETF will attempt to hold each FLEX option written until expiration. However, if there are redemptions in the KraneShares China Internet and Covered Call Strategy ETF, KraneShares 90% KWEB Defined Outcome January 2026 ETF or KraneShares 100% KWEB Defined Outcome January 2026 ETF, it may not be able to hold such options until expiration. In addition, each FLEX option written generally will only be subject to exercise on its expiration date.

As of March 31, 2024, the KraneShares China Internet and Covered Call Strategy ETF, KraneShares 90% KWEB Defined Outcome January 2026 ETF and KraneShares 100% KWEB Defined Outcome January 2026 ETF had open written option positions. As of March 31, 2024, the KraneShares 90% KWEB Defined Outcome January 2026 ETF and KraneShares 100% KWEB Defined Outcome January 2026 ETF had open purchased option positions. Refer to the Schedule of Investments for details regarding open options as of March 31, 2024. All options held during the period were equity options.

For the year ended March 31, 2024, the average monthly cost for written options held during the period by the KraneShares China Internet and Covered Call Strategy ETF, KraneShares 90% KWEB Defined Outcome January 2026 ETF and KraneShares 100% KWEB Defined Outcome January 2026 ETF were $3,918,114, $327,420 and $456,980, respectively.

For the year ended March 31, 2024, the average monthly cost for purchased options held during the period by the KraneShares 90% KWEB Defined Outcome January 2026 ETF and KraneShares 100% KWEB Defined Outcome January 2026 ETF were $233,029 and $330,082, respectively.

FOREIGN CURRENCY — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Each Fund, except for the KraneShares China Internet and Covered Call Strategy ETF, intends to pay out to their shareholders net investment income, if any, at least annually; the KraneShares China Internet and Covered Call Strategy ETF intends to pay out net investment income, if any, at least monthly. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

CASH OVERDRAFT CHARGES — Per the terms of an agreement with Brown Brothers Harriman & Co. (“BBH”), the Funds’ Custodian, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of the BBH Overdraft Base Rate plus 2.00%. Cash overdraft charges are included in “Interest Expense” on the Statements of Operations.

Notes to Financial Statements (continued)

SECURITIES LENDING — The Funds may lend securities from their portfolios to brokers, dealers and other financial institutions. In connection with such loans, a Fund remains the beneficial owner of the loaned securities and continues to receive payments in amounts approximately equal to the interest, dividends or other distributions payable on the loaned securities. A Fund also has the right to terminate a loan at any time. A Fund does not have the right to vote on securities while they are on loan. Loans of portfolio securities will not exceed 33 1/3% of the value of a Fund’s total assets (including the value of all assets received as collateral for the loan). A Fund will receive collateral in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of cash, a Fund will reinvest the cash and pay the borrower a pre-negotiated fee or “rebate” from any return earned on the investment. Should the borrower of the securities fail financially, a Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. In a loan transaction, a Fund will also bear the risk of any decline in value of securities acquired with cash collateral. Krane and a sub-adviser are subject to potential conflicts of interest because the compensation paid to them increases in connection with any net income received by a Fund from a securities lending program. Each Fund pays Krane 10% of any net monthly income received from the investment of cash collateral and loan fees received from borrowers in respect of each securities loan (net of any amounts paid to the custodian and/or securities lending agent or rebated to borrowers) (see Note 4).

KraneShares China Internet and Covered Call Strategy ETF, KraneShares 90% KWEB Defined Outcome January 2026 ETF and KraneShares 100% KWEB Defined Outcome January 2026 ETF do not have securities on loan as of March 31, 2024.

CREATION UNITS — The Funds issue and redeem Shares at NAV and only in large blocks of Shares (each block of Shares for a Fund is a Creation Unit of 25,000 Shares or multiples thereof). In its discretion, the Trust reserves the right to increase or decrease the number of each Fund’s shares that constitute a Creation Unit.

Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees when buying or selling Shares. If a Creation Unit is purchased or redeemed for cash, a higher transaction fee may be charged.

The Adviser may adjust the transaction fees from time to time based on actual experience.

CASH AND CASH EQUIVALENTS — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

3. DERIVATIVES TRANSACTIONS

The following tables show the derivatives categorized by underlying risk exposure.

Notes to Financial Statements (continued)

The fair value of derivative instruments located on the Statements of Assets and Liabilities as of March 31, 2024 was as follows:

	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities	Fair Value	Statements of Assets and Liabilities	Fair Value
KraneShares China Internet and Covered Call Strategy ETF
Equity contracts	Investments, at value*	$—	Options and Swaptions written, at value	$6,331,061
Total Derivatives not accounted for as hedging instruments		$—		$6,331,061

KraneShares 90% KWEB Defined Outcome January 2026 ETF
Equity contracts	Investments, at value*	$210,069	Options and Swaptions written, at value	$326,614
Total Derivatives not accounted for as hedging instruments		$210,069		$326,614

KraneShares 100% KWEB Defined Outcome January 2026 ETF
Equity contracts	Investments, at value*	$302,155	Options and Swaptions written, at value	$460,948
Total Derivatives not accounted for as hedging instruments		$302,155		$460,948

*	Purchased options and/or swaptions only.

The effect of derivative instruments on the Statements of Operations for the year ended March 31, 2024:

Amount of realized gain or (loss) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Written Options and Swaptions
KraneShares China Internet and Covered Call Strategy ETF
Equity contracts	$21,808,894
Total	$21,808,894

Notes to Financial Statements (continued)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions
KraneShares China Internet and Covered Call Strategy ETF
Equity contracts	$—	$851,913
Total	$—	$851,913

KraneShares 90% KWEB Defined Outcome January 2026 ETF
Equity contracts	$(89,838)	$(32,884)
Total	$(89,838)	$(32,884)

KraneShares 100% KWEB Defined Outcome January 2026 ETF
Equity contracts	$(99,752)	$(65,219)
Total	$(99,752)	$(65,219)

4. RELATED PARTY TRANSACTIONS

INVESTMENT ADVISORY AGREEMENT — The Adviser serves as investment adviser to each Fund pursuant to an Investment Advisory Agreement between the Trust on behalf of each Fund and the Adviser (the “Agreement”). Under the Agreement, Krane is responsible for reviewing, supervising and administering each Fund’s investment program and the general management and administration of the Trust. In addition to these services, to the extent a Fund engages in securities lending, Krane will: (i) determine which securities are available for loan and notify the securities lending agent for a Fund (the “Agent”), (ii) monitor the Agent’s activities to ensure that securities loans are effected in accordance with Krane’s instructions and in accordance with applicable procedures and guidelines adopted by the Board, (iii) make recommendations to the Board regarding the Fund’s participation in securities lending; (iv) prepare appropriate periodic reports for, and seek appropriate periodic approvals from, the Board with respect to securities lending activities, (v) respond to Agent inquiries concerning the Agent’s activities, and (vi) such other related duties as Krane deems necessary or appropriate. The Board supervises Krane and establishes policies that Krane must follow in its management activities.

The Agreement requires the Adviser to pay all operating expenses of the Funds, except: (a) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (b) expenses of the Funds incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (c) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the Investment Company Act, including distribution fees; (d) “Acquired Fund Fees and Expenses” (as defined by Form N-1A under the Investment Company Act); (e) litigation expenses; (f) the compensation payable to the Adviser under the Agreement; (g) compensation and expenses of the Independent Trustees (including any fees of independent legal counsel to the Independent Trustees); and (h) any expenses determined to be extraordinary expenses by the Board. In addition, under the Agreement, while the fees and expenses related to the Funds’ securities lending-related activities reduce the gross revenues and income of the Funds from such activities, they are not fees and expenses for which Krane is responsible.

Notes to Financial Statements (continued)

Each Agreement provides that each Fund pays a unitary (or unified) fee to the Adviser for advisory and management services provided to the Fund, subject to the exceptions noted herein. In this context, there exists a risk that a Trust service provider will seek recourse against the Trust if it is not timely paid by Krane for the fees and expenses for which it is responsible, which could materially adversely affect the Funds. Pursuant to the Agreement between the Trust and the Adviser, the Funds below pay the Adviser a fee, which is calculated daily and paid monthly, at the following annual rates, based on a percentage of the average daily net assets of each Fund. In addition, as compensation for the services provided by the Adviser in connection with any securities lending-related activities, each Fund pays the Adviser 10% of the monthly investment income received from the investment of cash collateral and loan fees received from borrowers in respect to securities loans (net of any amounts paid to the custodian and/or securities lending agent or rebated to borrowers), included on the Statements of Operations as “Security Lending Fees”.

Management
Fee
KraneShares China Internet and Covered Call Strategy ETF	0.25%
KraneShares 90% KWEB Defined Outcome January 2026 ETF	0.25%
KraneShares 100% KWEB Defined Outcome January 2026 ETF	0.25%

The Adviser bears all of its own costs associated with providing these advisory services.

DISTRIBUTION AGREEMENT — SEI Investments Distribution Co. (the “Distributor”), a wholly-owned subsidiary of SEI Investments Company, and an affiliate of the Administrator, serves as the Funds’ distributor of Creation Units pursuant to a Distribution Agreement. The Distributor does not maintain any secondary market in Fund shares.

The Trust has adopted a Distribution and Service Plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act. In accordance with its Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the year or period ended March 31, 2024, no fees were charged under the Plan. Fees would only be charged under the Plan upon approval by the Board.

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT — SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an Administration Agreement. BBH serves as the Funds’ Custodian and Transfer Agent pursuant to a Custodian and Transfer Agent Agreement.

5. INVESTMENT TRANSACTIONS

For the year or period ended March 31, 2024, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
KraneShares China Internet and Covered Call Strategy ETF	$302,285,979	$314,705,369

For the year ended March 31, 2024, there were no purchases or sales of long-term U.S. government securities for the Funds.

For the year ended March 31, 2024, in-kind transactions associated with creations and redemptions were:

Notes to Financial Statements (continued)

			Realized
	Purchases	Sales	Gain/(Loss)
KraneShares China Internet and Covered Call Strategy ETF	$237,270,936	$36,941,085	$972,049
KraneShares 90% KWEB Defined Outcome January 2026 ETF	2,490,840	—	—
KraneShares 100% KWEB Defined Outcome January 2026 ETF	2,490,840	—	—

6. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The permanent differences primarily consist of redemptions in-kind, foreign currency translations and distribution reclassification. The permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings for the fiscal year ended March 31, 2024 are redemptions in-kind.

	Distributable Earnings/(Loss)	Paid-in Capital
KraneShares China Internet and Covered Call Strategy ETF	$(972,049)	$972,049

The tax character of dividends and distributions paid during the years or periods ended March 31, 2024 and March 31, 2023 were as follows:

	Ordinary	Long-Term	Return of
	Income	Capital Gain	Capital	Totals
KraneShares China Internet and Covered Call Strategy ETF
2024	$24,792,799	$—	$20,258,230	$45,051,029
2023	395,952	—	139,051	535,003

KraneShares 90% KWEB Defined Outcome January 2026 ETF
2024	$—	$—	$—	$—

KraneShares 100% KWEB Defined Outcome January 2026 ETF
2024	$—	$—	$—	$—

Notes to Financial Statements (continued)

As of March 31, 2024, the components of tax basis distributable earnings (distributable losses) were as follows:

	KraneShares China Internet and Covered Call Strategy ETF	KraneShares 90% KWEB Defined Outcome January 2026 ETF	KraneShares 100% KWEB Defined Outcome January 2026 ETF
Qualified Late-Year
Loss Deferrals	(45,293)	(836)	(799)
Unrealized Appreciation (Depreciation)
on Investments and Foreign
Currency	(13,296,577)	63,938	21,689
Other Temporary Differences	(1)	(1)	(1)
Total Distributable Earnings/(Loss)	$(13,341,871)	$63,101	$20,889

Qualified late year ordinary and Post-October capital losses (including currency and specified gain/loss items) represent losses realized from January 1, 2024 through March 31, 2024 and November 1, 2023 through March 31, 2024, respectively, that in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

The differences between book and tax-basis unrealized appreciation and depreciation are attributable primarily to the tax deferral of losses on wash sales. The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at March 31, 2024 were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation
KraneShares China Internet and Covered Call Strategy ETF	$182,354,401	$5,116,136	$(18,412,713)	$(13,296,577)
KraneShares 90% KWEB
Defined Outcome January 2026 ETF	2,790,747	186,660	(122,722)	63,938
KraneShares 100% KWEB
Defined Outcome January 2026 ETF	2,892,747	186,660	(164,971)	21,689

7. CONCENTRATION OF RISKS

As with all exchange-traded funds (“ETFs”), shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to certain of the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in each Fund’s prospectus under the heading “Principal Risks”.

CHINA RISK — The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions in China and surrounding Asian countries. China may be subject to considerable degrees of economic, political and social

Notes to Financial Statements (continued)

instability. In addition, the Chinese economy is export-driven and highly reliant on trade with key partners. A downturn in the economies of China’s primary trading partners could slow or eliminate the growth of the Chinese economy and adversely impact the Fund’s investments. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy. The Chinese government may introduce new laws and regulations that could have an adverse effect on the Fund. Although China has begun the process of privatizing certain sectors of its economy, privatized entities may lose money and/or be re-nationalized.

In the Chinese securities markets, a small number of issuers may represent a large portion of the entire market. The Chinese securities markets are subject to more frequent trading halts, low trading volume and price volatility. Recent developments in relations between the United States and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in tariffs or trade restrictions or even the threat of such developments, could lead to significant reduction in international trade, which could have a negative impact on China’s export industry and a commensurately negative impact on the Fund.

The RMB Bond market is volatile with a risk of trading suspensions in particular securities and government interventions. Trading in RMB Bonds may be suspended without warning and for lengthy periods. Information on such trading suspensions, including as to their expected length, may be unavailable. Securities affected by trading suspensions may be or become illiquid. In recent years, Chinese entities have incurred significant levels of debt and Chinese financial institutions currently hold relatively large amounts of non-performing debt. Thus, there exists a possibility that widespread defaults could occur, which could trigger a financial crisis, freeze Chinese debt and finance markets and make certain Chinese securities illiquid.

In addition, trade relations between the U.S. and China have recently been strained. Worsening trade relations between the two countries could adversely impact the Fund, particularly to the extent that the Chinese government restricts foreign investments in on-shore Chinese companies or the U.S. government restricts investments by U.S. investors in China including by limiting the ability of Chinese issuers to list on the U.S. exchanges. Worsening trade relations may also result in market volatility and volatility in the price of Fund shares. In addition, the U.S government has imposed restrictions on the ability of U.S. investors to hold and/or acquire securities of certain Chinese companies, which may adversely impact the Fund, may mean that the Fund’s Underlying Index may need to adjust its methodology or could increase tracking error for the Fund.

CONCENTRATION RISK — Because the assets of certain Funds are expected to be concentrated in an industry or group of industries to the extent that the Underlying Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries or sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. Depending on the composition of each Fund’s Underlying Index, the Fund may be subject to principal risks, as outlined in each Fund’s prospectus. Each Fund may have significant exposure to other industries or sectors over time.

CURRENCY RISK — The Funds’ assets will be invested in instruments denominated in foreign currencies and the income received by the Fund may be in foreign currencies. The Fund will compute and expects to distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e.,

Notes to Financial Statements (continued)

cash) basis at the spot rate prevailing in the foreign currency exchange market at the time the Fund wishes to enter into the transaction, or through forward, futures or options contracts to purchase or sell foreign currencies.

The Fund’s NAV is determined on the basis of the U.S. dollar. The Fund may therefore lose value if the local currency of a foreign investment depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Currency exchange rates can be very volatile and can change quickly and unpredictably, which may adversely affect the Fund. The Fund may also be subject to delays in converting or transferring U.S. dollars to foreign currencies and vice versa. This may adversely affect the Fund’s performance over time.

DERIVATIVES RISK — The use of derivatives (including swaps, futures, forwards, structured notes and options) may involve leverage, which includes risks that are different from, and greater than, the risks associated with investing directly in a reference asset, because a small investment in a derivative can result in a large impact on the Fund and may cause the Fund to be more volatile. Derivatives may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. Derivatives can be difficult to value and valuation may be more difficult in times of market turmoil. There may be imperfect correlation between the derivative and that of the reference asset, resulting in unexpected returns that could materially adversely affect the Fund. Certain derivatives (such as swaps and options) are bi-lateral agreements that expose the Fund to counterparty risk, which is the risk of loss in the event that the counterparty to an agreement fails to make required payments or otherwise comply with the terms of derivative. In that case, the Fund may suffer losses potentially equal to, or greater than, the full value of the derivative if the counterparty fails to perform its obligations. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are exchange traded or centrally cleared. Counterparty risks are compounded by the fact that there are only a limited number of ways available to invest in certain reference assets and, therefore, there may be few counterparties to swaps or options based on those reference assets.

EMERGING MARKETS RISK — A Funds’ investments in emerging markets are subject to greater risk of loss than investments in developed markets. This is due to, among other things, greater market volatility, greater risk of asset seizures and capital controls, lower trading volume, political and economic instability, greater risk of market shutdown and more governmental limitations on foreign investments than typically found in developed markets. The economies of emerging markets, and China in particular, may be heavily reliant upon international trade and may suffer disproportionately if international trading declines or is disrupted.

EQUITY SECURITIES RISK — The values of equity securities are subject to factors such as market fluctuations, changes in interest rates and perceived trends in stock prices. Equity securities are subject to volatile changes in value and their values may be more volatile than other asset classes. In the event of liquidation, equity securities are generally subordinate in rank to debt and other securities of the same issuer.

LIQUIDITY RISK — Certain of the Funds’ investments are subject to liquidity risk, which exists when an investment is or becomes difficult to purchase or sell at a reasonable time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Funds to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted

Notes to Financial Statements (continued)

by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Certain countries in which the Fund may invest may be subject to extended settlement delays and/or foreign holidays, during which the Fund will unlikely be able to convert holdings to cash.

MARKET RISK — The values of the Fund’s holdings could decline generally or could underperform other investments. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, and/or other government actors could cause volatility in global financial markets, negative sentiment and higher levels of Fund redemptions, which could have a negative impact on the Fund and could result in losses. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. Further, the Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may also cause the Fund’s investments to become less liquid and subject to erratic price movements. Such market developments may also cause the Fund to encounter difficulties in timely honoring redemptions, especially if market events cause an increased incidence of shareholder redemptions.

NEW FUND RISK — If the Fund does not grow in size, it will be at greater risk than larger funds of wider bid-ask spreads for its shares, trading at a greater premium or discount to NAV, liquidation and/or a trading halt.

NON-DIVERSIFIED FUND RISK — Because a Fund is non-diversified and may invest a greater portion of its assets in fewer issuers than a diversified fund, changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.

VALUATION RISK — Independent market quotations for the non-U.S. securities held by the Funds may not be readily available and such securities may be fair valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that a Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Funds invest may trade on days that the Funds do not price their shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their holdings.

8. INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

Notes to Financial Statements (concluded)

9. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued.

Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees

KraneShares Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the funds listed in the Appendix, three of the funds comprising KraneShares Trust (collectively, the Funds), including the schedules of investments, as of March 31, 2024, the related statements of operations for the year or period listed in the Appendix, the statements of changes in net assets for each of the years or periods listed in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods listed in the Appendix. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2024, the results of its operations for the year or period listed in the Appendix, the changes in its net assets for each of the years or periods listed in the Appendix, and the financial highlights for each of the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of March 31, 2024, by correspondence with custodian, transfer agent, and brokers or by other appropriate auditing procedures when replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more KraneShares investment companies since 2017.

Philadelphia, Pennsylvania

May 29, 2024

Report of Independent Registered Public Accounting Firm (concluded)

Appendix

Funds with inception during the year ended March 31, 2023:

KraneShares China Internet & Covered Call Strategy ETF

Statement of operations for the year ended March 31, 2024

Statements of changes in net assets for the year ended March 31, 2024 and the period from January 11, 2023 (inception) through March 31, 2024

Financial highlights for the year ended March 31, 2024 and the period from January 11, 2023 (inception) through March 31, 2023

Funds with inception during the year ended March 31, 2024:

KraneShares 90% KWEB Defined Outcome January 2026 ETF

KraneShares 100% KWEB Defined Outcome January 2026 ETF

Statements of operations and changes in net assets and the financial highlights for the period from February 7, 2024 (inception) through March 31, 2024

Trustees and Officers of the Trust (Unaudited)

March 31, 2024

Set forth below are the names, addresses, years of birth, positions with the Trust, terms of office and lengths of time served; the principal occupations for the last five years; number of Funds in fund complex overseen; and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge, upon request, by calling 1-855-857-2638. The following chart lists Trustees and Officers as of March 31, 2024.

Name, Address (Year of Birth)	Position(s) Held with Trust	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Interested Trustee[1]

Jonathan Krane[2] (1968) 280 Park Avenue 32nd Floor New York, New York, 10017	Trustee and Chairman of the Board, No set term; served since 2012	Chief Executive Officer of Krane Funds Advisors, LLC from 2011 to present.	28	None

Independent Trustees[1]

Patrick P. Campo (1970) 280 Park Avenue 32nd Floor New York, New York, 10017	Trustee, No set term; served since 2017	Managing Director of Ibis Global AM LLC from 2023 to present. From 2019 to 2023, Director of Research and from 2013 to 2019 Director of Long Short Equity, Titan Advisors.	28	None

John Ferguson (1966) 280 Park Avenue 32nd Floor New York, New York, 10017	Trustee, No set term; served since 2012	Independent Director of K2 Advisors Offshore Fund Complex from 2022 to present. Chief Compliance Officer of Covey Advisors LLC 2023 to present. Chief Operating Officer of Shrewsbury River Capital from 2017 to 2020. Chief Operating Officer of Kang Global Investors LP (hedge fund adviser) from 2014 to 2016. President of Alden Global Capital, LLC (hedge fund adviser) from 2012 to 2014 (formerly, Chief Operating Officer from 2011 to 2012). Senior Managing Director and Chief Operating Officer of K2 Advisors, LLC from 2005 to 2011.	28	None

Trustees and Officers of the Trust (Unaudited) (continued)

March 31, 2024

Name, Address (Year of Birth)	Position(s) Held with Trust	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Independent Trustees[1]

Matthew Stroyman (1968) 280 Park Avenue 32nd Floor New York, New York, 10017	Trustee, No set term; served since 2012	Founder and President of BlackRidge Ventures from 2018 to present (principal investment activitiesand strategic advisory services in a variety of industries to clients and partners that include institutional investment firms, family offices and high net-worth individuals). Co-Founder, President and Chief Operating Officerof Arcturus (real estate asset and investment management services firm) from 2007 to 2017.	28	None

Name, Address (Year of Birth)	Position(s) Held with Trust	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Officers[1]

Jonathan Krane (1968) 280 Park Avenue 32nd Floor New York, New York, 10017	Principal Executive Officer and Principal Financial Officer, No set term; served since 2012	Chief Executive Officer of Krane Funds Advisors, LLC from 2011 to present.	28	None

Jennifer Tarleton (formerly Krane) (1966) 280 Park Avenue 32nd Floor New York, New York, 10017	Vice President and Secretary, No set term; served since 2012	Vice President of Krane Funds Advisors, LLC from 2011 to present.	28	None

Trustees and Officers of the Trust (Unaudited) (concluded)

March 31, 2024

Name, Address (Year of Birth)	Position(s) Held with Trust	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Officers[1]

Michael Quain (1957) 280 Park Avenue 32nd Floor New York, New York, 10017	Chief Compliance Officer and Anti-Money Laundering Officer, No Set Term; served since 2015	Principal/President of Quain Compliance Consulting, LLC from 2014 to present.	28	None

Eric Olsen (1970) SEI Investments Company One Freedom Valley Drive Oaks, PA 19456	Assistant Treasurer, No set term; served since 2021	Director of Accounting, SEI Investments Global Fund Services (March 2021 to present); Deputy Head of Fund Operations, Traditional Assets, Aberdeen Standard Investments (August 2013 to February 2021).	28	None

David Adelman (1964) 280 Park Avenue 32nd Floor New York, New York, 10017	Assistant Secretary, No set term; served since 2021	Managing Director and the General Counsel, Krane Fund Advisors, LLC from 2021. Partner, Reed Smith LLP from 2015 to 2021	28	None

Jonathan Shelon (1974) 280 Park Avenue 32nd Floor New York, New York, 10017	Assistant Secretary, No set term; served since 2019	Chief Operating Officer, Krane Funds Advisors, LLC from 2015 to present. Chief Investment Officer of Specialized Strategies, J.P. Morgan from 2011 to 2015.	28	None

1	Each Trustee serves until his or her successor is duly elected or appointed and qualified.
2	Mr. Krane is an “interested” person of the Trust, as that term is defined in the 1940 Act, by virtue of his ownership and controlling interest in the Adviser.

Approval of Advisory Agreement (Unaudited)

At a meeting held on December 6-7, 2023, the Board of Trustees (the “Board”) of KraneShares Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved the existing investment advisory agreement (the “Advisory Agreement”) between Krane Funds Advisors, LLC (“Krane”) and the Trust, on behalf of two new series of the Trust: KraneShares 90% KWEB Defined Outcome January 2026 ETF and KraneShares 100% KWEB Defined Outcome January 2026 ETF (each, a “New Fund” and, collectively, the “New Funds”).

In advance of the meeting, and at a separate meeting of the Independent Trustees in executive session held on December 6, 2023, the Board received and considered information provided by Krane in response to the Independent Trustees’ written request for information regarding the New Funds and the Advisory Agreement.

The Board noted that it considers information at each of its regularly scheduled meetings related to, among other matters, the services provided by Krane to each series of the Trust, and that going forward such information will include information related to each New Fund after it is operational. The Board considered that the Independent Trustees also receive additional information outside of regularly scheduled Board meetings and at executive sessions held by the Independent Trustees. As a result, the Board considered that its evaluation process with respect to Krane and each series of the Trust is an ongoing one.

In evaluating the Advisory Agreement with respect to each New Fund, the Board considered, among other matters: (1) the nature, extent, and quality of the services to be provided to each New Fund by Krane; (2) the proposed compensation to be paid by each New Fund under the Advisory Agreement; (3) the estimated costs of the services to be provided by Krane and the profitability expectations of Krane with respect to its relationship with each New Fund; (4) the extent to which economies of scale could be realized as the New Funds grow and whether the unitary fee charged under the Advisory Agreement will enable investors in the New Funds to share in any such economies of scale; and (5) other benefits Krane anticipates it may receive from its relationship with the New Funds.

A. Nature, Extent and Quality of Services

Based on written and oral reports received by the Board prior to and at the December 6, 2023 executive session of the Independent Trustees and December 6-7, 2023 meeting of the Board, the Board considered the nature, quality, and extent of the overall services to be provided by Krane to the New Funds under the Advisory Agreement. The Board took note of the qualifications, background and responsibilities of Krane personnel who will provide services to the New Funds.

The Board noted that Krane’s research suggests that investors increasingly are interested in defined outcome strategies. The Board considered that each New Fund is designed to produce a predictable, controlled investment outcome. The Board took note of the relatively challenging performance environment for KraneShares CSI China Internet ETF (“KWEB”) over the trailing 3-and 5-year periods ended September 30, 2023, and noted that the ability to embed a level of downside protection while setting an upside performance cap could make the New Funds attractive to such investors.

The Board recognized that Krane invests significant time and effort in structuring new series of the Trust, including the New Funds. The Board considered Krane’s evaluation of the market appeal for each New Fund and considered that Krane worked with the Trust’s service providers to manage the administrative and other requirements for the New Fund. The Board considered that Krane

Approval of Advisory Agreement (Unaudited) (continued)

continually evaluates its existing compliance, operational and investment teams and that Krane has consistently sought to retain qualified and experienced staff in these areas as its business has grown. The Board considered Krane’s current ownership structure, financial strength and long-term strategic plans, and noted that Krane is part of a family of investment management firms with significant resources, including administrative resources utilized by Krane.

B. Investment Performance

The Board noted that, because the New Funds have not yet commenced investment operations, they have no investment performance. The Board considered that once the New Funds commence operations, the Board will receive regular reports regarding the performance of each New Fund relative to a broad Morningstar peer group, as well as a select group of peers identified by Krane. The Board also considered that at its regular meetings it will receive information regarding the performance of each New Fund against the performance of its respective underlying index. The Board considered that there are limited peers available for each New Fund.

C. Compensation

The Board considered that, pursuant to the Advisory Agreement, Krane will enter into a unitary advisory fee arrangement for each New Fund. The Board also considered that Krane structured the proposed fee for the New Funds in a manner that is consistent with other series of the Trust. The Board took note that under the unitary fee arrangement, Krane will be responsible for paying most of the expenses incurred by a New Fund, including those of its principal service providers, and that Krane takes the risk that the New Funds may not be successful in raising sufficient assets to enable Krane to cover the cost of such expenses.

The Board considered the proposed fee for each New Fund compared to its respective Morningstar universe, noting that the proposed fees and expenses for each New Fund are higher than the median of the peer group.

The Board considered that each New Fund will provide investors with a buffer against potential losses as well as an upside performance cap. The Board noted that this structure will provide investors with an ability to gain exposure to the KWEB portfolio with relatively lower risk than direct investment in KWEB. The Board considered the experience of Krane’s investment personnel in managing put and call options, and the unique exposure to the China market that will be provided to investors by the New Funds.

The Board considered that Krane structured the proposed fee for the New Funds in a manner that is consistent with the other thematic series of the Trust. The Board noted that under the unitary fee arrangement, Krane will be responsible for paying most of the expenses incurred by the New Funds, including those of its principal service providers. The Board noted that, under the unitary fee structure, Krane takes the risk that the New Fund may not be successful in raising sufficient assets to enable Krane to cover the cost of such expenses.

D. Costs and Profitability

The Board considered pro-forma projected profit and loss statements for each New Fund, including the estimated cost of Krane’s services to each New Fund. The Board recognized that, because the New Funds have not yet launched, it is difficult to estimate how profitable they will be to Krane, although the Board recognized that the New Funds will leverage procedures and systems put in place in connection with management of other series of the Trust. The Independent Trustees also considered information from Krane regarding its overall profitability and discussed with

Approval of Advisory Agreement (Unaudited) (concluded)

Krane’s management how launching the New Funds could impact such profitability. The Board noted Krane’s continuing commitment to operating the Trust and its continued use of a unitary fee structure under which it will bear many of the expenses of the New Funds.

E. Other Benefits

The Board considered the extent to which Krane could derive ancillary benefits from the operations of the New Funds. They noted that it was unlikely that either New Fund would participate in the Trust’s securities lending program. The Board also considered whether Krane would benefit as a result of its ability to use the New Funds’ assets to engage in soft dollar transactions.

F. Economies of Scale

The Board considered whether Krane would realize economies of scale with respect to its services as the New Funds grow, including the extent to which this is reflected in the level of fees to be paid by each New Fund. The Board noted that the proposed advisory fees for the New Funds do not include breakpoints, and considered that it is not possible—before the commencement of investment operations—to accurately evaluate potential economies of scale. The Board also noted that Krane continues to reinvest a portion of its profits in its business, including through the evolution of its compliance and investment infrastructure, and that any economies of scale could be shared with the New Fund in this manner. Based on these and other considerations, including that the New Fund is newly organized, the Board considered economies of scale not to be a material factor in its consideration of the Advisory Agreement.

G. Conclusion

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors in their review of the Advisory Agreement. The Board reviewed a memorandum from Independent Trustee counsel discussing the legal standards and judicial precedent applicable to its consideration of the Advisory Agreement. The Board noted that, consistent with its approach to other series of the Trust, it will continue to monitor the New Funds at its regular meetings, during executive sessions of the Independent Trustees and outside of the Board meetings. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangements, as outlined in the Advisory Agreement, were reasonable in light of the factors considered by the Board.

Disclosure of Fund Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage expenses; and (2) ongoing costs. All ETFs have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in the Fund. Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (October 1, 2023 to March 31, 2024).

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including brokerage commissions on the purchases and sale of Fund shares. Therefore, the expense examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs had been included, your costs would have been higher.

Disclosure of Fund Expenses (Unaudited) (concluded)

	Beginning Account Value 10/1/2023	Ending Account Value 3/31/2024	Annualized Expense Ratios	Expenses Paid During Period(1)
KraneShares China Internet and Covered Call Strategy ETF
Actual Fund Return	$1,000.00	$1,074.10	0.26%	$1.35
Hypothetical 5% Return	1,000.00	1,023.70	0.26	1.32

KraneShares 90% KWEB Defined Outcome January 2026 ETF
Actual Fund Return(2)	$1,000.00	$1,025.20	0.26%	$0.38
Hypothetical 5% Return	1,000.00	1,006.86	0.26	0.38

KraneShares 100% KWEB Defined Outcome January 2026 ETF
Actual Fund Return(2)	$1,000.00	$1,008.40	0.26%	$0.38
Hypothetical 5% Return	1,000.00	1,006.86	0.26	0.38

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period) unless otherwise indicated.
(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 53/366 (to reflect the period from 2/7/24- 3/31/24).

Notice To Shareholders (Unaudited)

For shareholders that do not have a March 31, 2024 tax year end, this notice is for informational purposes only. For shareholders with a March 31, 2024 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended March 31, 2024, the Funds are designating the following items with regard to distributions paid during the year.

Return of Capital(1)	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction(2)	Qualifying Dividend Income(3)	U.S. Government Interest(4)	Interest Related Dividends(5)	Short Term Capital Gain Dividends(6)	Foreign Tax Credit(7)
KraneShares China Internet and Covered Call Strategy ETF
44.97%	0.00%	55.03%	100.00%	0.00%	0.00%	0.01%	0.28%	100.00%	0.00%
KraneShares 90% KWEB Defined Outcome January 2026 ETF
0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
KraneShares 100% KWEB Defined Outcome January 2026 ETF
0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

(1)	Return of capital is a payment received from the fund that is not considered to be taxable income. The return of capital distribution is considered to be a return of the investor’s original investment and reduces the investor’s cost basis in the fund.
(2)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and are reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).
(3)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.
(4)	“U.S. Government Interest” represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.
(5)	The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distributions that is exempt from U.S. withholding tax when paid for foreign investors.
(6)	The percentage in this column represents the amount of “Short Term Capital Gain Dividends” and is reflected as a percentage of short term capital gain distributions that is exempt from U.S. withholding tax when paid for foreign investors.
(7)	The allocable share of foreign tax credit will be reported on Form 1099-DIV.

Supplemental Information (Unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares to Authorized Participants. It is calculated in accordance with the policies described in Note 2 in Notes to Financial Statements. The “Market Price” of the Funds generally is determined using the closing price on the stock exchange on which the Shares of the Funds are listed for trading. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of their holdings. The Market Price of the Funds will fluctuate in accordance with changes in their NAV, as well as market supply and demand of Fund Shares.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV. Shareholders may pay more than NAV when they buy Fund Shares and receive less than NAV when they sell those Shares, because Shares are bought and sold at Market Price.

Further information regarding premiums and discounts is available on the Funds’ website at https://kraneshares.com. The premium and discount information contained on the website represents past performance and cannot be used to predict future results.

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KraneShares Trust: 280 Park Avenue 32nd Floor New York, NY 10017	Distributor: SEI Investments Distribution Co. One Freedom Valley Drive Oaks, PA 19456

Investment Adviser: Krane Funds Advisors, LLC 280 Park Avenue 32nd Floor New York, NY 10017	Administrator: SEI Investments Global Funds Services One Freedom Valley Drive Oaks, PA 19456

Independent Registered Public Accounting Firm: KPMG LLP 1601 Market Street Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

KraneShares Trust:

280 Park Avenue, 32nd Floor

New York, NY 10017

KRS-AR-005-0100

(b)	Not applicable to the Registrant.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, and any person who performs a similar function. During the period covered by the report, there were no amendments to the code of ethics, and the Registrant did not grant any waivers from a provision of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert, John Ferguson, is an independent trustee as defined in Form N-CSR Item 3 (a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by KPMG LLP (“KPMG”) related to the Registrant.

KPMG billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		2024			2023
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$587,250	$0	N/A	$751,300	$0	N/A
(b)	Audit-Related Fees	$0	$0	N/A	$0	$0	N/A
(c)	Tax Fees(1)	$178,000	$0	N/A	$130,900	$0	N/A
(d)	All Other Fees	$9,000	$0	N/A	$6,531	$0	N/A

Notes:

(1) These services included tax return preparation and tax compliance for the Funds.

(e)(1) Pursuant to the requirements of the Sarbanes-Oxley Act of 2002, the SEC adopted Rule 2-01 under Regulation S-X, which, among other things, requires a fund’s audit committee to pre-approve certain audit and non-audit services that are provided by its independent auditors in order to ensure the auditors’ independence. The Registrant’s Board of Trustees has established an Audit Committee that has been charged with, among other things, assisting the Board of Trustees in its oversight of: the Registrant’s independent auditors; preapproving all audit and non-audit services provided by the Registrant’s independent auditors; the integrity of the Funds’ financial statements; the independent auditors’ qualifications and independence; and the use of appropriate accounting principles.

(e)(2) Percentage of fees billed applicable to non-audit services approved pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) were as follows for KPMG:

	2024	2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by KPMG for the last two fiscal years were $0 and $0, respectively.

(h) During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to entities controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of the Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j) Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5. Audit Committee of Listed Registrants.

(a) The Registrant has a separately-designated standing Audit Committee, which is composed of the Registrant’s Independent Trustees, Messrs. Patrick Campo, John Ferguson and Matthew Stroyman.

(b) Not applicable to the Registrant.

Item 6. Investments.

(a) The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7. Reserved.

Item 8. Reserved.

Item 9. Reserved.

Item 10. Reserved.

Item 11. Reserved.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	KraneShares Trust

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Executive Officer

Date: June 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Executive Officer

Date: June 6, 2024

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Financial Officer

Date: June 6, 2024